Share-based payments - Additional Information (Detail) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr) shares SFr / shares	Dec. 31, 2021 CHF (SFr) shares SFr / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award options outstanding | shares	74,363,197	68,650,697
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based number of instruments available for issuance | shares	105,769,814
Share based compensation by share based award options outstanding | shares	74,363,197	68,650,697	24,367,658
Weighted average fair value per share option granted	SFr 0.02	SFr 0.09
Risk free interest rate share options granted		0.00%
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Range One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award options outstanding | shares	27,816,530
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Personnel Expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | SFr	SFr 2,186	SFr 1,143
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	SFr 0.06	SFr 0.269
Exercise price of share options granted	SFr 0.06	SFr 0.269
Expected volatility share options granted	80.00%	122.00%
Risk free interest rate share options granted	1.00%
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Top of range [member] | Range One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average excericse price of share options outstanding in a share based payment arrangement	SFr 0.49
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	0.027	SFr 0.061
Exercise price of share options granted	SFr 0.027	SFr 0.01
Expected volatility share options granted	71.00%	83.00%
Risk free interest rate share options granted	0.00%
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | Bottom of range [member] | Range One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average excericse price of share options outstanding in a share based payment arrangement	SFr 0.01